Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Without Sales Load [Member] | C000163318
Average Annual Return [Line Items]
Average Annual Return, Percent		7.42%	19.82%	8.72%
Without Sales Load [Member] | C000132967
Average Annual Return [Line Items]
Average Annual Return, Percent		8.68%	19.06%	9.31%
Morningstar US Market TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market TR Index
Average Annual Return, Percent		7.35%	18.21%	11.93%
Morningstar US Market TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market TR Index
Average Annual Return, Percent		7.35%	18.21%	11.93%
Morningstar US Large Value TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Large Value TR Index
Average Annual Return, Percent		11.59%	17.04%	10.29%
Morningstar US Large Value TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Large Value TR Index
Average Annual Return, Percent		11.59%	17.04%	10.29%